Cash and cash equivalents (Tables)	6 Months Ended
Jun. 30, 2023
Subclassifications of assets, liabilities and equities [abstract]
Summary of Cash and Cash Equivalents

	June 30, 2023	December 31, 2022
	€m	€m
Cash balances and deposits	354.3	369.4
Restricted cash	0.4	0.3
Cash and cash equivalents	354.7	369.7
Bank overdraft	—	(2.9)
Cash and cash equivalents per Statement of Cash Flows	354.7	366.8